SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 397,335	$ 412,457	$ 390,924
Research and development	4,146	3,635	4,164
Marketing and selling	66,770	74,786	81,789
General and administrative	40,681	43,323	45,930
Total (loss) gain	(12,862)	(24,568)	$ (27,558)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	1,328	(1,246)
Research and development	40	(37)
Marketing and selling	161	(140)
General and administrative	187	(169)
Total (loss) gain	$ 1,716	$ (1,592)